FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Interest Rate Risk (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Fixed interest rates under derivative contracts, portion of underlying instrument			$ 250
Fixed and variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 13,310	$ 13,321
Fixed rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	12,005	12,173
Variable rate instruments
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ 1,305	$ 1,148